Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income		12 Months Ended
		Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 HKD ($) $ / shares shares	Dec. 31, 2022 HKD ($) $ / shares shares
REVENUE		$ 103,820,403	$ 13,365,656	$ 115,285,213	$ 96,957,894
COST OF REVENUE
Total cost of revenue		(61,428,164)	(7,908,154)	(68,274,282)	(73,847,162)
GROSS PROFIT		42,392,239	5,457,502	47,010,931	23,110,732
SELLING AND MARKETING EXPENSES
Employee compensation and benefits		(8,379,333)	(1,078,739)	(9,325,107)	(11,543,711)
Commission		(5,708,609)	(734,916)	(6,231,376)	(8,468,879)
Others		(1,905,024)	(245,250)	(2,767,204)	(2,867,284)
Total selling and marketing expenses		(15,992,966)	(2,058,905)	(18,323,687)	(22,879,874)
GENERAL AND ADMINISTRATIVE EXPENSES
Employee compensation and benefits		(5,460,334)	(702,953)	(5,894,041)	(5,620,556)
Depreciation		(451,729)	(58,155)	(765,091)	(873,497)
Lease expense		(2,823,919)	(363,546)	(2,854,277)	(3,309,002)
Building management fee, rent and rate		(2,700,055)	(347,601)	(2,561,621)	(2,301,362)
Legal and professional fee		(1,555,347)	(200,233)	(1,502,443)	(1,012,787)
Provision for expected credit losses		(1,197,330)	(154,142)	(2,908,913)	(1,272,195)
Other expenses		(3,954,050)	(509,036)	(3,126,206)	(3,271,360)
Total general and administrative expenses		(18,142,764)	(2,335,666)	(19,612,592)	(17,660,759)
(LOSS) INCOME FROM OPERATIONS		8,256,509	1,062,931	9,074,652	(17,429,901)
OTHER INCOME, NET
Bank interest income		31,523	4,058	33,332	5,671
Interest expense		(316,717)	(40,774)	(124,021)	(773,505)
Administrative service fee from related parties		390,000	50,208	369,000	100,525
Government subsidies		175,688	22,618		2,886,365
Other income (expenses)		(4,516)	(584)	(69,235)	266,215
Total other incomes, net		275,978	35,526	209,076	2,485,271
(LOSS) INCOME BEFORE INCOME TAX EXPENSES		8,532,487	1,098,457	9,283,728	(14,944,630)
INCOME TAX CREDIT (EXPENSES)		(2,129,604)	(274,162)	(1,500,878)	2,666,331
NET (LOSS) INCOME		6,402,883	824,295	7,782,850	(12,278,299)
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment		(31,962)	(4,115)	(93,266)	(232,909)
TOTAL COMPREHENSIVE (LOSS) INCOME		$ 6,370,921	$ 820,180	$ 7,689,584	$ (12,511,208)
Weighted average number of ordinary shares:
Basic (in Shares)	[1]	22,500,000	22,500,000	22,500,000	22,500,000
Diluted (in Shares)	[1]	22,500,000	22,500,000	22,500,000	22,500,000
(Loss) earnings per share – basic (in Dollars per share and Dollars per share) | (per share)	[1]	$ 0.28	$ 0.04	$ 0.35	$ (0.55)
(Loss) earnings per share – diluted (in Dollars per share and Dollars per share) | (per share)	[1]	$ 0.28	$ 0.04	$ 0.35	$ (0.55)
External
COST OF REVENUE
Total cost of revenue		$ (57,967,108)	$ (7,462,584)	$ (63,801,949)	$ (69,583,532)
Related Party
COST OF REVENUE
Total cost of revenue		$ (3,461,056)	$ (445,570)	$ (4,472,333)	$ (4,263,630)

[1]	Giving retroactive effect to the issuance of ordinary shares which is detailed in Note 1.